Intangible assets	6 Months Ended
Jun. 30, 2020
Intangible assets
Intangible assets

C4    Intangible assets

C4.1  Goodwill

Goodwill shown on the consolidated statement of financial position at 30 June 2020 represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses.

	2020 $m	2019 $m
	30 Jun	31 Dec
Carrying value at beginning of period	969	2,365
Reclassification/Demerger of UK and Europe operations	—	(1,731)
Additions in the period	—	299
Exchange differences	(27)	36
Carrying value at end of period	942	969

C4.2  Deferred acquisition costs and other intangible assets

	2020 $m	2019 $m
	30 Jun	31 Dec
Deferred acquisition costs and other intangible assets attributable to shareholders	18,538	17,409
Other intangible assets, including computer software, attributable to with-profits funds	66	67
Total of deferred acquisition costs and other intangible assets	18,604	17,476

The deferred acquisition costs and other intangible assets attributable to shareholders comprise:

	2020 $m	2019 $m
	30 Jun	31 Dec
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	14,567	14,206
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	34	33
Deferred acquisition costs related to insurance and investment contracts	14,601	14,239
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	34	38
Distribution rights and other intangibles	3,903	3,132
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholders	3,937	3,170
Total of deferred acquisition costs and other intangible assetsnote (a)	18,538	17,409

Notes

(a)	Total deferred acquisition costs and other intangible assets attributable to shareholders can be further analysed by business operations as follows:

	2020 $m				2019 $m
	Deferred acquisition costs
			PVIF and other	30 Jun	31 Dec
	Asia	US*	intangibles†	Total	Total
Balance at beginning of period:	1,999	12,240	3,170	17,409	15,008
Removal of UK and Europe operations from opening balance	—	—	—	—	(143)
Additions‡	261	353	904	1,518	2,601
Amortisation to the income statement:note (c)
Adjusted operating profit	(157)	(363)	(111)	(631)	(792)
Non-operating profit (loss)	—	50	(2)	48	1,243
	(157)	(313)	(113)	(583)	451
Disposals and transfers	—	—	(13)	(13)	(11)
Exchange differences and other movements	(30)	—	(11)	(41)	134
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	248	—	248	(631)
Balance at end of period	2,073	12,528	3,937	18,538	17,409

*     Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (full year 2019: 7.4 per cent) gross of asset management fees and other charges to policyholders, but net of external fund management fees. The other assumptions impacting expected gross profits include mortality assumptions, lapses, assumed unit costs and future hedge costs. The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items. The charge of $(313)  million in half year 2020 in the US operations includes $(764) million for the write-off of the deferred acquisition costs in respect of the reinsured Jackson's in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd.

†    PVIF and other intangibles comprise present value of acquired in-force (PVIF), distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of $21 million, amortisation of $(17) million, disposals of $(8) million, foreign exchange of $2 million and closing balance at 30 June 2020 of $83 million (31 December 2019:  $85 million).

‡    On 19 March 2020, the Group signed a new bancassurance agreement with TMB Bank for a period of 15 years. This extended exclusive partnership agreement required the novation of TMB Bank's current bancassurance distribution agreement with another insurance group. The agreement cost Thai Baht 24.5 billion, which will be paid in two instalments with Thai Baht 12.0 billion paid in April 2020 and the remainder on 1 January 2021. The amount included in additions in the table above is $788 million.

(b)	The DAC amount in respect of US arises in the insurance operations which comprises the following amounts:

	2020 $m	2019 $m
	30 Jun	31 Dec
Variable annuity and other business	12,975	12,935
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(447)	(695)
Total DAC for US operations	12,528	12,240

*     A net gain of $248 million (full year 2019: a loss of $(631) million) for shadow DAC amortisation is booked within other comprehensive income to reflect a reduction in shadow DAC of $535 million as a result of the reinsurance of substantially all of Jackson's fixed and fixed annuity business to Athene Life offset by the impact from the positive unrealised valuation movement for half year 2020 of $2,540 million (full year 2019: positive unrealised valuation movement of $4,023 million). These adjustments reflect the movement from period to period, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market.

(c)Sensitivity of US DAC amortisation charge

The amortisation charge to the income statement in respect of the US DAC asset is reflected in both adjusted operating profit and short-term fluctuations in investment returns. The amortisation charge to adjusted operating profit in a reporting period comprises:

–A core amount that reflects a relatively stable proportion of underlying premiums or profit; and

–An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor features of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect. It is currently estimated that DAC amortisation will accelerate (decelerate) by $17 million for every 1 per cent under (over) the mean reversion rate (set using the calculation described below to give an average over an 8 year period of 7.4 per cent) the annualised actual separate account growth rate differs by.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In half year 2020, the DAC amortisation charge for adjusted operating profit was determined after including a charge for accelerated amortisation of $(32) million (half year 2019: credit for deceleration: $191 million). DAC amortisation for variable annuities is sensitive to separate account performance. The acceleration arising in the first half of 2020 reflects a mechanical increase in the projected separate account return for the next five years under the mean-reversion technique. Under this technique, the projected level of return for each of the next five years is adjusted so that in combination with the actual rates of return for the preceding three years (including the current period) the assumed long-term annual separate account return of 7.4 per cent is realised on average over the entire eight-year period.

The application of the mean reversion formula has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. At 30 June 2020, it would take approximate movements in separate account values of more than either negative 30 per cent or positive 42 per cent for the mean reversion assumption to move outside the corridor.